Derivative Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jan. 24, 2024
Derivative Warrant Liabilities [Line Items]
Number of warrants issued	20,762
Warrants outstanding	20,762
Exercise price of warrants per share (in Dollars per share)	$ 6,874.13
Common shares issued	1,104
Cancellation of public warrants	1,104
Fair value of warrants (in Dollars)	$ 945,096	$ 11,349,497
Derivative warrant liability (in Dollars)	$ 200,096	901,608	$ 595,358
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of warrants issued	19,808
Exercise price of warrants per share (in Dollars per share)	$ 200,096
Fair value loss (in Dollars)	$ 185,064
Fair value of warrants (in Dollars)		875,000
Private Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Fair value of warrants (in Dollars)		26,608
Derivative warrant liability [Member]
Derivative Warrant Liabilities [Line Items]
Fair value loss (in Dollars)	694,516
Derivative warrant liability (in Dollars)	$ 200,096	$ 901,608
Derivative warrant liability [Member] | Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of warrants issued		20,912
Derivative warrant liability [Member] | Private Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of warrants issued	954	954